LOANS - Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 10,298,971	$ 9,288,299
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,205	13,171
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,752	13,050
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,071	6,973
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	119	38
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	13,836	11,729
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	640	3,431
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	28,623	48,392
Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,242	17,362
Commercial | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,205	13,171
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	15
Commercial | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	833
Commercial | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	37	3,343
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	178	203
Lease financing | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	178	203
Lease financing | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	375	6,784
Commercial real estate-investor | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	353	6,362
Commercial real estate-investor | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	22	422
Commercial real estate-investor | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,411	12,728
Commercial real estate-owner | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,399	6,673
Commercial real estate-owner | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,893	5,937
Commercial real estate-owner | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	119	38
Commercial real estate-owner | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	80
Commercial real estate-owner | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,691	8,305
Residential real estate | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,691	8,305
Residential real estate | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,123	2,922
Home Equity Loan | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,123	2,922
Home Equity Loan | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	603	88
Installment | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 603	$ 88